Disclosure of Detailed Information About Investment Property (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Room	Dec. 31, 2018 USD ($)		Jun. 30, 2020 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about investment property [line items]
Investment properties, net	$ 587	$ 629	[1]	$ 561	$ 1,311
Additions other than through business combinations, investment property	6	62
Increase (decrease) through other changes, investment property		5
Disposals, investment property		(92)
Transfer from (to) inventories and owner-occupied property, investment property	6	(609)	[2]
Depreciation, investment property	(57)	(45)
Increase (decrease) through net exchange differences, investment property	$ 3	(3)
Sands Cotai Central [Member]
Disclosure of detailed information about investment property [line items]
Additional number of suites to be constructed | Room	370
The Plaza Macao [Member]
Disclosure of detailed information about investment property [line items]
Additional number of suites to be constructed | Room	290
Cost [member]
Disclosure of detailed information about investment property [line items]
Investment properties, net	$ 1,004	988			1,626
Accumulated amortization [member]
Disclosure of detailed information about investment property [line items]
Investment properties, net	$ (417)	$ (359)			$ (315)

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.
[2]	Pursuant to IAS 40 Investment Property, an entity shall transfer a property to/or from investment property when and only when there is a change in use. Subsequent to the Board’s approval in October 2017 to introduce approximately 370 new suites in the Londoner Court and approximately 290 new suites in The Grand Suites at Four Seasons, observable actions have taken place to support management’s intention to convert the Londoner Court and The Grand Suites at Four Seasons to owner-occupied assets. As a result, during the year ended December 31, 2018, the assets pertaining to the Londoner Court and The Grand Suites at Four Seasons with an aggregate carrying amount of US$609 million were transferred from investment properties to property and equipment.